DISCONTINUED OPERATIONS (Details Narrative) - JPY (¥) ¥ in Thousands		12 Months Ended
	Jan. 23, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations for impairment		¥ 258,760
Partially offset by deferred tax benefit		¥ 59,408
Loss on disposition of mining machine business	¥ 6,742